Stockholders Deficit (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Warrant Shares
Number of warrants Beginning balance	68,981,234	27,405,475	100,574
Number of warrants Granted		55,000,000	27,304,901
Number of warrants Exercised		$ (13,424,241)	$ 0
Number of warrants Ending balance	68,981,234	68,981,234	27,405,475
Number of warrants exercisable Ending	68,981,234	68,981,234
Weighted Average Exercise Price, Granted		$ 0.05	$ 0.0045
Weighted Average Exercise Price
Weighted Average Exercise Price Beginning Balance	$ 0.042647
Weighted Average Exercise Price Outstanding Ending Balacce	0.042647
Weighted Average Exercise Price Exercisable Ending Balacce	0.042647
Exercise price range per share, Granted		0.05	0.0045
Weighted Average Exercise Price Beginning Balance	0.0274	0.011676	1.1185
Weighted Average Exercise Price Outstanding Ending Balacce	0.0274	0.042114	0.011676
Weighted Average Exercise Price Exercisable Ending Balacce		0.042114
Maximum [Member]
Weighted Average Exercise Price
Exercise Price Range Per Share, Beginning balance	0.1121	2.90	2.90
Exercise Price Range Per Share Outstanding Ending		2.90	2.90
Exercise Price Range Per Share Exercisable Ending balance	0.1121	2.90
Minimum [Member]
Weighted Average Exercise Price
Exercise Price Range Per Share, Beginning balance	0.005	0.0045	0.75
Exercise Price Range Per Share Outstanding Ending		0.0045	$ 0.0045
Exercise Price Range Per Share Exercisable Ending balance	0.005	$ 0.0045
Minimum [Member]
Weighted Average Exercise Price
Exercise Price Range Per Share, Beginning balance	0.0045
Exercise Price Range Per Share Outstanding Ending	0.0045
Exercise Price Range Per Share Exercisable Ending balance	0.0045
Maximum [Member]
Weighted Average Exercise Price
Exercise Price Range Per Share, Beginning balance	2.90
Exercise Price Range Per Share Outstanding Ending	2.90
Exercise Price Range Per Share Exercisable Ending balance	$ 2.90